CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS
	June 30,	December 31,
	2025	2024
	Unaudited

Denominated in U.S. dollars	811	3,469
Denominated in NIS	682	2,230
Denominated in Other Currencies	277	1,876

	1,770	7,575